Portfolio of Investments	June 30, 2025 (Unaudited)
Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
Common Stocks — 42.5%
Communication Services — 0.8%
6,900	Nintendo Co., Ltd.	165,738
4,600	SoftBank Group Corp., ADR	167,578
		333,316
Consumer Discretionary — 2.7%
12,154	Evolution AB, ADR	965,028
6,200	Sony Group Corp., ADR	161,386
		1,126,414
Consumer Staples — 8.4%
20,000	Archer-Daniels-Midland Co.	1,055,600
6,000	Bunge Global SA	481,680
60,000	Davide Campari Milano NV, ADR	397,800
11,350	Diageo PLC, ADR	1,144,534
25,000	JBS NV, Class A(a)	365,250
		3,444,864
Financials — 13.9%
221,770	AGNC Investment Corp.	2,038,065
105,091	Akbank TAS, ADR	367,819
64,964	Dlocal, Ltd.	736,692
150,941	Itau Unibanco Holding SA, ADR	1,024,890
58,888	NU Holdings, Ltd., Class A(a)	807,943
44,672	PT Bank Central Asia Tbk, ADR	598,158
50,000	Turkiye Garanti Bankasi AS	166,250
		5,739,817
Health Care — 0.4%
6,468	Chugai Pharmaceutical Co., Ltd.	168,621
Industrials — 6.6%
12,000	Daifuku Co., Ltd.	154,800
7,062	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	745,041
1,500	ITOCHU Corp.	157,095
5,000	Komatsu, Ltd., ADR	165,000
7,994	Mitsubishi Corp.	159,800
30,000	NIDEC Corp., ADR	146,340
3,527	Rockwell Automation, Inc.	1,171,564
		2,699,640
Information Technology — 5.1%
2,400	Advantest Corp., ADR	177,504
20,188	Enphase Energy, Inc.(a)	800,454
43,750	Intel Corp.	980,000
1,800	Tokyo Electron, Ltd.	173,034
		2,130,992
Materials — 4.2%
65,000	Impala Platinum Holdings, Ltd., ADR(a)	586,300
10,000	Mosaic Co. (The)	364,800
50,000	Sibanye Stillwater, Ltd., ADR(a)	361,000
4,000	Southern Copper Corp.	404,680
		1,716,780
Telecommunication Services — 0.4%
30,000	Turkcell Iletisim Hizmetleri AS, ADR	181,500
Total Common Stocks (Cost $16,731,379)		17,541,944

Exchange-Traded Funds — 50.9%
39,435	Global X MSCI Colombia ETF	1,137,305
199,623	Goose Hollow Multi-Strategy Income ETF(b)	5,222,258

Portfolio of Investments (continued)	June 30, 2025 (Unaudited)
Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 50.9% (continued)
71,100	GraniteShares Platinum Trust ETF	924,300
7,000	Health Care Select Sector SPDR Fund ETF	943,530
10,000	Invesco Solar ETF	342,600
42,947	iShares MSCI Brazil ETF	1,239,021
5,713	iShares MSCI Philippines ETF	154,937
31,200	iShares MSCI Saudi Arabia ETF	1,202,448
20,485	iShares MSCI Thailand ETF	1,033,878
63,693	iShares Treasury Floating Rate Bond ETF	3,226,050
23,336	Materials Select Sector SPDR Fund ETF	2,049,134
10,600	SPDR S&P Biotech ETF	879,058
6,385	SPDR S&P Health Care Equipment ETF	518,526
18,422	WisdomTree Japan Hedged Equity Fund ETF	2,105,081
Total Exchange-Traded Funds (Cost $20,520,581)		20,978,126

Warrants — 1.6%
21,960	Occidental Petroleum Corp. 08/03/2027(a)	454,792
53,706	Valaris, Ltd. 04/29/2028(a)	207,305
Total Warrants (Cost $803,060)		662,097

Purchased Options Contracts — 3.5%(c)
Total Purchased Options Contracts (Cost $1,361,666)		1,439,475

Total Investments — 98.5% (Cost $39,416,686)		40,621,642
Other Assets in Excess of Liabilities — 1.5%		635,872
Net Assets — 100.0%		41,257,514

(a)	Non-income producing security
(b)	Affiliated security
(c)	See Purchased Options Contracts

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard and Poor’s
SPDR — Standard & Poor’s Depositary Receipts

Written Options Contacts
Exchange-traded options on future contracts written as of June 30, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
1-YR SOFR Midcurve Options	Call	1,000	243,124	223,240	97.25	9/12/25	(256,250)
3-Month SOFR Options	Call	1,001	242,743	133,338	97.00	10/13/25	(125,125)
BP Currency Options	Call	100	9,063	32,878	145.00	12/5/25	(36,875)
C Currency Options	Call	100	7,700	32,753	77.00	12/5/25	(29,000)
US 5-YR Future Options	Call	500	55,125	139,765	110.25	8/22/25	(136,719)
US Bond Future Options	Call	150	18,000	52,867	120.00	7/25/25	(28,125)
(Total Premiums Received $614,841) – 1.5%							(612,094)

Portfolio of Investments (continued)	June 30, 2025 (Unaudited)
Goose Hollow Tactical Allocation ETF

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of June 30, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
1-YR SOFR Midcurve Options	Call	1,000	242,500	376,761	97.00	9/12/25	449,999
3-Month SOFR Options	Call	1,001	241,804	253,199	96.63	10/13/25	256,506
BP Currency Options	Call	100	8,750	85,247	140.00	12/5/25	103,750
C Currency Options	Call	100	7,450	89,247	74.50	12/5/25	89,000
HG Copper Future Options	Call	40	5,250	99,063	525.00	7/28/25	91,000
US 5-YR Future Options	Call	500	54,625	266,485	109.25	8/22/25	285,157
US Bond Future Options	Call	150	17,400	191,664	116.00	7/25/25	164,063
(Total Cost $1,361,666) – 3.5%							1,439,475

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Affiliated Table

	Balance at September 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at June 30, 2025	Shares as of June 30, 2025	Dividend Income	Capital Gain Distributions
Goose Hollow Tactical Allocation ETF
Goose Hollow Multi-Strategy Income ETF	$3,542,509	$2,554,502	$(802,381)	$21,913	$(94,285)	$5,222,258	199,623	$195,480	$—

Portfolio of Investments	June 30, 2025 (Unaudited)
Goose Hollow Multi-Strategy Income ETF

Shares		Fair Value ($)

Closed-End Funds — 21.5%
41,736	Aberdeen Asia-Pacific Income Fund, Inc.	664,437
24,548	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	203,994
201,717	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,032,790
54,124	Saba Capital Income & Opportunities Fund II	497,400
66,096	Templeton Emerging Markets Income Fund	396,576
61,430	Virtus Stone Harbor Emerging Markets Income Fund	310,222
27,312	Western Asset Emerging Markets Debt Fund, Inc.	274,486
Total Closed-End Funds (Cost $3,304,151)		3,379,905

Exchange-Traded Funds — 64.8%
8,896	BondBloxx JPMorgan USD Emerging Markets 1-10 Year Bond ETF	384,485
50,000	Ishares 25+ Year Treasury STRIPS Bond ETF	480,000
45,000	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	3,018,150
56,140	SPDR FTSE International Government Inflation-Protected Bond ETF	2,238,863
41,432	VanEck J.P. Morgan EM Local Currency Bond ETF	1,050,301
14,673	Vanguard Mortgage-Backed Securities ETF	679,947
46,969	Vanguard Total International Bond ETF	2,325,435
Total Exchange-Traded Funds (Cost $10,135,338)		10,177,181

Preferred Stocks — 10.6%
Financials — 8.1%
10,654	AGNC Investment Corp., Series C	271,357
9,164	AGNC Investment Corp., Series F	230,108
10,632	Annaly Capital Management, Inc., Series F	267,820
7,685	Rithm Capital Corp., Series A	194,815
12,082	Rithm Capital Corp., Series B	304,467
		1,268,567
Real Estate — 2.5%
12,860	Public Storage, Series P	202,673
12,161	Public Storage, Series R	191,293
		393,966
Total Preferred Stocks (Cost $1,672,749)		1,662,533

Purchased Options Contracts — 1.5%(a)
Total Purchased Options Contracts (Cost $225,688)		228,125

Total Investments — 98.4% (Cost $15,337,926)		15,447,744
Other Assets in Excess of Liabilities — 1.6%		246,475
Net Assets — 100.0%		15,694,219

(a)	See Purchased Options

Contracts ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

PIMCO — Pacific Investment Management Company

SPDR — Standard & Poor’s Depositary Receipts

Written Options Contacts

Exchange-traded options on future contracts written as of June 30, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
US 5-YR Future Options	Call	400	44,100	108,687	110.25	8/22/25	(109,375)
(Total Premiums Received $108,687) – 0.7%							(109,375)

Portfolio of Investments	June 30, 2025 (Unaudited)
Goose Hollow Multi-Strategy Income ETF

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of June 30, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
US 5-YR Future Options	Call	400	43,700	225,688	109.25	8/22/25	228,125
(Total Cost $225,688) – 1.5%							228,125

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.